Derivatives (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Interest Rate Contract [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ 17	$ 529
Interest-rate swaps designated as cash flow hedges
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimated Net Amount to be Transferred	0	0
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	0	0
Subordinated Debentures [Member]
Interest-rate swaps designated as cash flow hedges
Notional amount	0	5,000
Fixed interest rate payable	0.00%	5.54%
Unrealized gains (losses)	0	26
Maturity date	Mar. 26, 2014
Variable interest rate receivable, Three/One month LIBOR plus or less	3.10%	3.10%
Subordinated Debentures [Member] | Three month LIBOR plus 3.10% [Member]
Interest-rate swaps designated as cash flow hedges
Variable interest rate receivable	0.00%	3.35%
CDARS Deposits [Member]
Interest-rate swaps designated as cash flow hedges
Notional amount	0	10,250
Fixed interest rate payable	0.00%	3.19%
Unrealized gains (losses)	0	192
Maturity date	Oct. 09, 2014
Variable interest rate receivable, Three/One month LIBOR plus or less	0.55%	0.55%
CDARS Deposits [Member] | One month LIBOR plus 0.55% [Member]
Interest-rate swaps designated as cash flow hedges
Variable interest rate receivable	0.00%	0.71%
FHLB Advance (Sep 20, 2015) [Member]
Interest-rate swaps designated as cash flow hedges
Notional amount	5,000	5,000
Fixed interest rate payable	3.54%	3.54%
Unrealized gains (losses)	109	253
Maturity date	Sep. 20, 2015
Variable interest rate receivable, Three/One month LIBOR plus or less	0.22%	0.22%
FHLB Advance (Sep 20, 2015) [Member] | Three month LIBOR plus 0.22% [Member]
Interest-rate swaps designated as cash flow hedges
Variable interest rate receivable	0.47%	0.46%
FHLB Advance (Jul 19, 2016) [Member]
Interest-rate swaps designated as cash flow hedges
Notional amount	10,000	0
Fixed interest rate payable	2.09%	0.00%
Derivative, Start Date	Mar. 16, 2015
Unrealized gains (losses)	186	0
Maturity date	Mar. 15, 2020
Variable interest rate receivable, Three/One month LIBOR plus or less	0.00%
FHLB Advance (Jul 19, 2016) [Member] | Three month LIBOR plus 0.25% [Member]
Interest-rate swaps designated as cash flow hedges
Variable interest rate receivable	0.00%	0.00%
Federal Home Loan Banks Advance Four [Member] [Domain] [Domain]
Interest-rate swaps designated as cash flow hedges
Notional amount	10,000	0
Fixed interest rate payable	2.23%	0.00%
Derivative, Start Date	Jun. 15, 2015
Unrealized gains (losses)	197	0
Maturity date	Jun. 15, 2020
Variable interest rate receivable, Three/One month LIBOR plus or less	0.00%
Federal Home Loan Banks Advance Four [Member] [Domain] [Domain] | Three month LIBOR plus 0.25% [Member]
Interest-rate swaps designated as cash flow hedges
Variable interest rate receivable	0.00%	0.00%
Federal Home Loan Banks Advance Five [Member] [Domain] [Domain] [Domain]
Interest-rate swaps designated as cash flow hedges
Notional amount	10,000	0
Fixed interest rate payable	2.62%	0.00%
Derivative, Start Date	Mar. 15, 2016
Unrealized gains (losses)	230	0
Maturity date	Mar. 15, 2021
Variable interest rate receivable, Three/One month LIBOR plus or less	0.00%
Federal Home Loan Banks Advance Five [Member] [Domain] [Domain] [Domain] | Three month LIBOR plus 0.25% [Member]
Interest-rate swaps designated as cash flow hedges
Variable interest rate receivable	0.00%	0.00%
Federal Home Loan Banks Advance Two [Member]
Interest-rate swaps designated as cash flow hedges
Notional amount	10,000	10,000
Fixed interest rate payable	3.69%	3.69%
Unrealized gains (losses)	$ 434	$ 710
Maturity date	Jul. 19, 2016
Variable interest rate receivable, Three/One month LIBOR plus or less	0.25%	0.25%
Federal Home Loan Banks Advance Two [Member] | Three Month London Interbank Offered Rate Plus Zero Point Twenty Five Percentage [Member]
Interest-rate swaps designated as cash flow hedges
Variable interest rate receivable	0.48%	0.49%